SCHEDULE OF GRADATION OF VOLUME MANGED ASSETS (Details) - Feb. 22, 2021 - Yaniv Aharon [Member] - Yetsira Holdings Ltd [Member] ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Up to NIS1,000M (up to $297M) [Member]
Monthly salary	$ 5,938	₪ 20,000
NIS1,001M to NIS2,000M ($297M to $594M) [Member]
Monthly salary	8,907	30,000
NIS2,001M to NIS3,000M ($594M to $891M) [Member]
Monthly salary	13,361	45,000
NIS3,001M to NIS4,000M ($891M to $1,188M) [Member]
Monthly salary	19,299	65,000
NIS4,001M and above ($1,188 and above) [Member]
Monthly salary	$ 25,237	₪ 85,000